TRADE ACCOUNTS RECEIVABLE - Main customers (Details) - Net Sales - customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pulp
TRADE ACCOUNTS RECEIVABLE
Number of major customers responsible for more than 10% of net sales	1	0
Concentration risk percentage	10.39%
Threshold concentration risk percentage		10.00%
Paper
TRADE ACCOUNTS RECEIVABLE
Number of major customers responsible for more than 10% of net sales	0	0
Threshold concentration risk percentage	10.00%	10.00%